Disposals and business closures - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	£ 3,177	£ 2,769	[1]	£ 2,742
Property, plant and equipment	(250)	(366)	[1]
Inventories	(105)	(98)	[1]
Trade and other receivables	(1,139)	(1,257)	[1]
Deferred tax	(57)	(57)	[1]
Cash and cash equivalents (excluding overdrafts)	(558)	(937)	[1]
Provisions for other liabilities and charges	14	7	[1]
Retirement benefit obligations	61	66	[1]
Trade and other liabilities	1,254	1,256	[1]
Financial liabilities – borrowings	1,230	1,400
Net assets disposed	4,415	4,280	[1]
Proceeds – current year disposals	291	108		531
Costs and other disposal liabilities paid	(23)	(17)		(5)
Net cash inflow/(outflow)		83		631
Cash inflow/(outflow) from sale of subsidiaries	333	83		100
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets, including goodwill	(77)	(3)
Property, plant and equipment	(11)	(48)
Investments in joint ventures and associates				(418)
Intangible assets – product development	(39)	(6)
Inventories	(33)	(2)
Trade and other receivables	(106)	(6)
Deferred tax	(12)
Cash and cash equivalents (excluding overdrafts)	(21)	(24)
Provisions for other liabilities and charges	1	3
Retirement benefit obligations	2
Trade and other liabilities	52	4
Financial liabilities – borrowings	8	67
Net assets disposed	(236)	(15)		(418)
Cumulative currency translation adjustment	5	(4)		70
Proceeds – current year disposals	291	108		531
Proceeds – prior year disposals	86	16		105
Deferred proceeds	2
Cash and cash equivalents disposed	(21)	(24)
Costs of disposals	(25)	(24)		1
Net cash inflow/(outflow)	333
Gain on disposal	£ 37	£ 65		184
Cash inflow from sale of joint ventures and associates				£ 531

[1]	Comparative balances have been restated – see Note 1b.